Balance Sheets (Parenthetical) - USD ($)	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Finite-Lived Intangible Assets, Accumulated Amortization (in dollars)	$ 7,701	$ 7,015	$ 5,642
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	1,886,890	1,841,866	1,782,073
Common Stock, Shares, Outstanding	1,886,890	1,841,866	1,782,073